   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2009.

                                                              FILE NO. 333-65233

                                                                       811-05439

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 14                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 187                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on November 16, 2009, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 14, by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-65233), as filed on April 28, 2009. This Post-Effective Amendment No. 14 does not supercede Post-Effective Amendment No. 13.

A Supplement to the Prospectus, dated November 16, 2009 is included in Part A of this Post-Effective Amendment No. 14.

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
                                     PART A

    SUPPLEMENT DATED NOVEMBER 16, 2009 TO YOUR PROSPECTUS DATED MAY 1, 2009

The Trustees of Federated Insurance Series have approved a Plan of Liquidation of the Federated International Equity Fund II. Effective as of the close of business on March 12, 2010, any Contract Value allocated to the Federated International Equity Fund II Sub-Account will be transferred to the Federated Prime Money Fund II Sub-Account.

Due to the liquidation of the Federated International Equity Fund II, you will no longer be able to allocate new Premium Payments or make transfers to the affected Sub-Account, including program trades effective as of the close of business on March 11, 2010. You may transfer some or all of your Contract Value in the affected Sub-Account to other investment options currently offered by your Contract.

Also, effective on March 12, 2010:

    (i) any Dollar Cost Averaging, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to the affected Sub-Account will be terminated; and

    (ii) Automatic Income Programs will continue uninterrupted and will be automatically updated to reflect the Federated Prime Money Fund II Sub-Account unless new instructions are provided.

Upon completion of the termination and liquidation of the Federated International Equity Fund II, all references to the Federated International Equity Fund II in the prospectus are deleted.

ON OR ABOUT FEBRUARY 19, 2010, SHAREHOLDERS WILL VOTE ON THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION OF THE FOLLOWING FUNDS:

            MERGING FUND                            ACQUIRING FUND
--------------------------------------------------------------------------------
Federated Clover Value Fund II         Federated Capital Appreciation Fund II
Federated Equity Income Fund II        Federated Capital Income Fund II
Federated Mid Cap Growth Strategies    Federated Kaufmann Fund II
Fund II

If the proposed reorganizations are approved, all assets of the Merging Fund will be transferred into the Acquiring Fund. Shareholders of the Merging Fund will receive shares of the Acquiring Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about March 12, 2010.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on March 11, 2010. As a result of the reorganization, if any of your Contract Value is currently invested in the Merging Fund Sub-Account, that Contract Value will be merged into the Acquiring Fund Sub-Account. If any portion of your future Premium Payments are allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about March 12, 2010, any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account. Effective as of the close of business on or about March 12, 2010, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about March 12, 2010, all references and information contained in the prospectus for your Contract related to the Merging Fund are deleted.

EFFECTIVE MARCH 11, 2010, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

THE TABLE REFLECTING THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSE NUMBERS ON PAGE 5 IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.98%            2.42%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service (12b-1) fees, and other expenses.

THE THREE EXAMPLES ON PAGE 6 ARE DELETED AND REPLACED WITH THE FOLLOWING:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,057
3 years                                                                   $1,868
5 years                                                                   $2,399
10 years                                                                  $4,112

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $392
3 years                                                                   $1,187
5 years                                                                   $2,001
10 years                                                                  $4,112

(3)  If you do not Surrender your Contract:

1 year                                                                      $392
3 years                                                                   $1,187
5 years                                                                   $2,001
10 years                                                                  $4,112

THE FOLLOWING INVESTMENT OPTION IS ADDED IN ALPHABETICAL ORDER UNDER "FEDERATED INSURANCE SERIES" IN THE INVESTMENT OPTIONS TABLE IN THE SECTION ENTITLED "THE FUNDS":

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II               Seeks capital appreciation by investing      Federated Equity Management Company of
                                         primarily in common stocks                   Pennsylvania
                                                                                      Sub-advised by Federated Global Investment
                                                                                      Management Corp.

Please see the Fund's prospectus for expense information.

THE FOLLOWING SENTENCE IS ADDED TO THE INTRODUCTORY PARAGRAPH OF THE ACCUMULATION UNIT VALUES TABLE:

There is no information for the Federated Kaufmann Fund II Sub-Account because as of December 31, 2008, the Sub-Account had not commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7968

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter and Servicing Agreement.(3)
              (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6) (a) Restated Articles of Incorporation of Union Security Insurance Company.(4)
              (b) Restated By-laws of Union Security Insurance Company.(4)
       (7)    Form of Reinsurance Contract.(1)
       (8)    Form of Participation Agreement.(1)
       (9)    Opinion and consent of Counsel.
       (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
              (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed on April 19, 2002.

(2) Incorporated by reference to the initial Registration Statement File No. 333-65233 filed on October 2, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement file No. 333-65231 filed on April 28, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 033-63935 filed on November 16, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
Stacia Nalani Almquist (1)      Vice President, Treasurer
S. Craig Lemasters (2)          Director
Michael J. Peninger (3)         Executive Vice President, Director
Robert B. Pollock (3)           Chairman of the Board, Director
John Steven Roberts (1)         President and Chief Executive Officer, Director
Christopher J. Pagano (3)       Director

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(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT

     Incorporated by Reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 033-63935 filed with the Commission on November 16, 2009.

ITEMS 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2009, there were 41,616 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                               TITLE
-------------------------------------------------------------------------------------------------------
Richard G. Costello***      Vice President and Secretary
Richard Fergesen*           Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***         Assistant Vice President and Assistant Treasurer
John N. Giamalis***         Senior Vice President and Treasurer
Brian Murphy**              Director and Chairman
Mark Sides*                 Chief Legal Officer and Assistant Secretary
John C. Walters**           Director
Walter R. White*            Director, President and Chief Operating Officer

------------

*   Address: 7755 3rd Street North, Oakdale, MN 55128.

**  200 Hopmeadow Street, Simsbury CT 06089.

*** One Hartford Plaza, Hartford, CT 06115.

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:               570 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company         570 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 16th day of November, 2009.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:    John Steven Roberts                              *By:   /s/ Richard J. Wirth
       -----------------------------------------------         -----------------------
       John Steven Roberts                                     Richard J. Wirth
       President and Chief Executive Officer*                  Attorney-in-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------------------
       John Steven Roberts
       President and Chief Executive Officer*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Stacia Nalani Almquist, Vice President, Treasurer*
S. Craig Lemasters, Director*
Michael J. Peninger, Executive Vice President,
 Director*
Robert B. Pollock, Chairman of the Board, Director*   *By:   /s/ Richard J. Wirth
                                                             -----------------------
John Steven Roberts, President and Chief Executive           Richard J. Wirth
 Officer, Director*                                          Attorney-in-Fact
Christopher J. Pagano, Director*                      Date:  November 16, 2009

333-65233

                                 EXHIBIT INDEX

        9  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.